UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/01
Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 29, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 97
Form 13F Information Table Value Total: 525,304

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207r101     7252 469400.000SH      SOLE                        469400.000
Abitibi-Consol                 COM              003924107      510 80000.000SH       SOLE                         80000.000
American Woodmark Corp         COM              030506109     8366 285039.899SH      SOLE                        285039.899
Anadarko Petroleum Corp.       COM              032511107     7604 158160.000SH      SOLE                        158160.000
Apollo Group Inc CL A          COM              037604105      630 15000.000SH       SOLE                         15000.000
Applied Materials              COM              038222105     1818 63940.000SH       SOLE                         63940.000
Ark Best Corp.                 COM              040790107    19195 926850.000SH      SOLE                        926850.000
BE Aerospace Inc               COM              073302101     2782 366000.000SH      SOLE                        366000.000
Beazer Homes USA Inc.          COM              07556Q105    11887 244585.000SH      SOLE                        244585.000
Black & Decker Corp            COM              091797100     2892 92700.000SH       SOLE                         92700.000
Calpine Corp.                  COM              131347106    23490 1029804.000SH     SOLE                        1029804.000
Cemex                          COM              151290889    15781 768325.000SH      SOLE                        768325.000
Cendant                        COM              151313103    14631 1143025.000SH     SOLE                        1143025.000
Centex Corp                    COM              152312104    11063 328000.000SH      SOLE                        328000.000
Choice Hotels Intl Inc Com     COM              169905106     1650 100000.000SH      SOLE                        100000.000
Citigroup Inc.                 COM              173034109    17551 433365.970SH      SOLE                        433365.970
Citrix Sys Inc                 COM              177376100     9277 468540.000SH      SOLE                        468540.000
Computer Assoc Int'l           COM              204912109     3724 144661.000SH      SOLE                        144661.000
Conductus                      COM              206784100     1193 345700.000SH      SOLE                        345700.000
Conoco Inc CL A                COM              208251306    19060 749510.000SH      SOLE                        749510.000
Conseco Inc.                   COM              208464107    11425 1573662.501SH     SOLE                        1573662.501
Countrywide Credit Ind Inc     COM              222372104     2422 55123.152SH       SOLE                         55123.152
Crossman Communities           COM              22764e109     1778 67700.000SH       SOLE                         67700.000
D&K Healthcare                 COM              232861104     9508 198500.000SH      SOLE                        198500.000
DAL Title Int'l. Inc.          COM              23426R108    10142 659000.000SH      SOLE                        659000.000
DVI Inc                        COM              233343102      391 23000.000SH       SOLE                         23000.000
Dana Corp                      COM              235811106      225 14400.000SH       SOLE                         14400.000
Delphi Automotive Systems Corp COM              247126105     4081 347325.000SH      SOLE                        347325.000
Denbury Res. Inc.              COM              247916208     1749 211000.000SH      SOLE                        211000.000
Dollar Tree Stores Inc         COM              256747106      567 30000.000SH       SOLE                         30000.000
Education Mgmt Corp            COM              28139T101     1214 40000.000SH       SOLE                         40000.000
Edwards, A. G.                 COM              281760108      856 24368.000SH       SOLE                         24368.000
El Paso Natural Gas New        COM              28336L109    17822 428920.144SH      SOLE                        428920.144
Ethan Allen Interiors Inc      COM              297602104     1237 45000.000SH       SOLE                         45000.000
Fannie Mae                     COM              313586109     9631 120294.000SH      SOLE                        120294.000
Fidelity Nat'l Fin'l           COM              316326107    30800 1145409.000SH     SOLE                        1145409.000
Ford                           COM              345370860     5096 293714.445SH      SOLE                        293714.445
Forest Oil                     COM              346091101     1064 42900.000SH       SOLE                         42900.000
Frontier Airlines              COM              359065109     1498 180900.000SH      SOLE                        180900.000
Gabelli Asset Management       COM              36239Y102     4480 121600.000SH      SOLE                        121600.000
General Cable Corp             COM              369300108     1241 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103      429 11533.487SH       SOLE                         11533.487
Global Marine Inc New          COM              379352404      353 25200.000SH       SOLE                         25200.000
Graco Inc.                     COM              384109104     5792 191799.000SH      SOLE                        191799.000
Houston Exploration            COM              442120101     2696 108700.000SH      SOLE                        108700.000
Idex Corp                      COM              45167R104     1181 42700.000SH       SOLE                         42700.000
Intel Corp                     COM              458140100      431 21080.000SH       SOLE                         21080.000
International Business Machine COM              459200101     7940 86563.000SH       SOLE                         86563.000
Iomega Corp.                   COM              462030107       12 10000.000SH       SOLE                         10000.000
JLG Industries Inc.            COM              466210101     1850 201965.801SH      SOLE                        201965.801
Lamson & Sessions              COM              513696104     2142 535500.000SH      SOLE                        535500.000
Libbey Inc Com                 COM              52989B108     1290 40000.000SH       SOLE                         40000.000
Manor Care Inc New Com         COM              564055101     1616 57500.000SH       SOLE                         57500.000
Masco Corp                     COM              574599106     4227 206800.000SH      SOLE                        206800.000
Mastec Inc.                    COM              576323109     4512 884675.000SH      SOLE                        884675.000
Mellon Financial Corp.         COM              58551a108     6859 212160.745SH      SOLE                        212160.745
Merck & Company                COM              589331107      869 13046.000SH       SOLE                         13046.000
Meritage Corp.                 COM              59001A102    11016 297720.000SH      SOLE                        297720.000
Merrill Lynch                  COM              590188108    10679 263020.000SH      SOLE                        263020.000
Mohawk Industries Inc.         COM              608190104     4336 118000.000SH      SOLE                        118000.000
Monaco Coach                   COM              60886R103     1695 118949.000SH      SOLE                        118949.000
Morgan Stanley Dean Witter Dis COM              617446448    10259 221340.000SH      SOLE                        221340.000
NVR Inc.                       COM              62944t105    18256 129930.000SH      SOLE                        129930.000
National RV Holdings           COM              637277104     3626 362600.000SH      SOLE                        362600.000
Ocean Energy Inc.              COM              67481e106     8459 518930.000SH      SOLE                        518930.000
Omni Energy Services           COM              68210T109       63 86400.000SH       SOLE                         86400.000
Orthodontic Centers AM         COM              68750P103    12542 508800.000SH      SOLE                        508800.000
Patterson Energy Inc.          COM              703481101     5562 450000.000SH      SOLE                        450000.000
Philip Morris                  COM              718154107     1356 28080.000SH       SOLE                         28080.000
Photon Dynamics Inc.           COM              719364101     1822 78700.000SH       SOLE                         78700.000
Polaris Industries, Inc.       COM              731068102    12081 314785.000SH      SOLE                        314785.000
Polo Ralph Lauren Corp CL A    COM              731572103     1125 60000.000SH       SOLE                         60000.000
Pulte Homes, Inc.              COM              745867101      617 20115.000SH       SOLE                         20115.000
R G Barry Corp                 COM              068798107      793 196200.000SH      SOLE                        196200.000
RTI International Metals Inc.  COM              74973w107      363 43455.000SH       SOLE                         43455.000
Readers Digest Assoc.          COM              755267101     4145 225400.000SH      SOLE                        225400.000
Rush Enterprises Inc.          COM              781846100     1542 280805.000SH      SOLE                        280805.000
SCIOS Inc                      COM              808905103      669 40000.000SH       SOLE                         40000.000
Salton                         COM              795757103     1616 188740.000SH      SOLE                        188740.000
Southwest SEC Inc.             COM              845224104     1552 90309.000SH       SOLE                         90309.000
Sovereign Bancorp Inc.         COM              845905108      997 105000.000SH      SOLE                        105000.000
Stanley Furniture              COM              854305208    11839 490850.000SH      SOLE                        490850.000
Sun Intl Hotels LTD Ord Shs    COM              P8797T133      789 43580.000SH       SOLE                         43580.000
Super Value Stores             COM              868536103     3320 164132.000SH      SOLE                        164132.000
Superior Industries            COM              868168105    13993 421349.000SH      SOLE                        421349.000
Terex Corp Del                 COM              880779103     1510 84800.000SH       SOLE                         84800.000
Texas Industries Inc.          COM              882491103     7832 253457.448SH      SOLE                        253457.448
Thor Industries Inc.           COM              885160101     1431 52400.000SH       SOLE                         52400.000
Toll Brothers Inc.             COM              889478103     2967 100000.000SH      SOLE                        100000.000
Triant Technologies Inc.       COM                               0 10000.000SH       SOLE                         10000.000
Visteon Corp.                  COM              92839u107     7291 571881.814SH      SOLE                        571881.814
Washington Mutual Inc.         COM              939322103     3352 87122.000SH       SOLE                         87122.000
Whirlpool Corp                 COM              963320106    12854 232235.000SH      SOLE                        232235.000
Winnebago Inds. Inc.           COM              974637100     2671 124500.000SH      SOLE                        124500.000
Federated Income TR            MUT              314199100      112 10650.000SH       SOLE                         10650.000
Muhlenkamp Fund                MUT              962096103      373 8653.211 SH       SOLE                          8653.211
Schwab Value Advantage Money F MUT              808515605       17 17400.000SH       SOLE                         17400.000